UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:       June 30, 2006
                                                     -----------------------

Check here if Amendment [  ];  Amendment Number:
                                                     -----------------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                -------------------------------------------------------------
Address:        21 Custom House Street
                -------------------------------------------------------------
                Suite 240
                -------------------------------------------------------------
                Boston, MA 02110
                -------------------------------------------------------------

Form 13F File Number:           28-06155
                              ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Gary S. Saks
                -----------------------------------------------------------
Title:          Chief Financial Officer
                -----------------------------------------------------------
Phone:          617.757.7601
                -----------------------------------------------------------

Signature, Place and Date of Signing:


           /s/ Gary S. Saks            Boston, MA            September 21, 2006
      -------------------------   ------------------------   ------------------
             [Signature]               [City, State]                [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  129
                                                 --------------------
Form 13F Information Table Value Total:                282,703
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

4 Kids Entertainment Inc.      com              350865101     3928 242330.00SH       SOLE                191730.00          50600.00
A.M. Castle & Co.              com              148411101     2643 81950.00 SH       SOLE                 65350.00          16600.00
Actividentity Corp.            com              00506p103      876 192000.00SH       SOLE                143200.00          48800.00
Adesa Inc                      com              00686u104     1435 64540.00 SH       SOLE                 64435.00
Aes Corp Com                   com              00130H105      619 33575.00 SH       SOLE                 33575.00
Airtran Holdings Inc           com              00949P108     2104 141555.00SH       SOLE                140915.00
Aleris                         com              014477103     4034 87978.00 SH       SOLE                 69501.00          18477.00
American Intl Gp               com              026874107      356  6023.00 SH       SOLE                  6023.00
Analogic Corporation           com              032657207     4992 107107.93SH       SOLE                 93317.93          13600.00
Aquila Inc                     com              03840P102     4225 1003550.00SH      SOLE                773850.00         229700.00
Arch Capital Group             com              G0450A105     3139 52785.00 SH       SOLE                 42085.00          10700.00
Ariad Pharmaceuticals Inc      com              04033a100     5274 1169323.00SH      SOLE                981748.00         187200.00
Assured Guaranty Ltd           com              g0585r106     2720 107195.00SH       SOLE                 81695.00          25500.00
Aurora Oil & Gas               com              052036100     1786 446550.00SH       SOLE                446015.00
Axesstel Inc.                  com              05459t101      426 294070.00SH       SOLE                293590.00
Bank Of America Corp           com              060505104      532 11064.00 SH       SOLE                 11064.00
Bausch & Lomb Inc Com          com              071707103     2872 58570.00 SH       SOLE                 52120.00           6400.00
Bristol Myers Squibb           com              110122108      334 12932.00 SH       SOLE                 12932.00
Broadwing Corp                 com              11161e101     2015 194725.00SH       SOLE                149525.00          45200.00
Catalina Marketing             com              148867104     1819 63919.17 SH       SOLE                 63819.17
Celsion Corp                   com              15117n305      529 211633.00SH       SOLE                211633.00
Cendant Corp                   com              151313103      315 19350.00 SH       SOLE                 19350.00
Ceridian                       com              156779100      499 20425.00 SH       SOLE                 20425.00
Charlotte Russe Holdings       com              161048103     2338 97645.00 SH       SOLE                 97485.00
Chemtura Corp                  com              163893100     5410 579277.91SH       SOLE                490727.91          88400.00
Chiquita Brands Int'l          com              170032809     3526 255846.94SH       SOLE                220666.94          34600.00
Cimarex Energy Co              com              171798101     1582 36781.75 SH       SOLE                 36781.75
Ciphregen Biosystems Inc       com              17252y104      661 595293.00SH       SOLE                595293.00
Citigroup Inc                  com              172967101      339  7024.95 SH       SOLE                  7024.95
Citizens First Bancorp         com              17461r106     1736 64989.51 SH       SOLE                 64889.51
Cray Inc                       com              225223304     1095 110001.00SH       SOLE                109844.75
Criticare Systems Inc          com              226901106     1549 387240.00SH       SOLE                386615.00
Danka Business Sys Plc         com              236277109     3799 3485231.00SH      SOLE               2812431.00         672800.00
Denbury Resources Inc          com              247916208     4944 156103.00SH       SOLE                155888.00
Dqe Inc Com                    com              266233105      566 34450.00 SH       SOLE                 34450.00
Durect Corporation             com              266605104     8353 2158320.00SH      SOLE               1958770.00         194300.00
Dynegy Inc New Cl A            com              26816q101     6583 1203495.00SH      SOLE               1018870.00         184100.00
Eastern Insurance Holdings Inc com              276534104     1533 119775.00SH       SOLE                 93175.00          26600.00
Ems Technologies Inc.          com              26873N108     1584 88145.00 SH       SOLE                 88020.00
Exxon Mobil Corp               com              30231G102     1402 22851.00 SH       SOLE                 22851.00
Flanders Corp                  com              338494107     1570 156580.00SH       SOLE                156330.00
Foot Locker Inc                com              344849104      206  8425.00 SH       SOLE                  8425.00
GSI Group Inc                  com              36229U102      828 96408.00 SH       SOLE                 96258.00
General Elec Co                com              369604103     1095 33215.00 SH       SOLE                 32965.00
Genitope Corp                  com              37229p507      977 154575.00SH       SOLE                154350.00
Gevity Hr, Inc.                com              374393106     5164 194497.58SH       SOLE                173062.58          21300.00
Goodyear Tire & Rubr Co        com              382550101      343 30900.00 SH       SOLE                 30900.00
Healthtronics, Inc             com              42222L107      193 25170.00 SH       SOLE                 25170.00
Hewlett Packard                com              428236103      534 16867.00 SH       SOLE                 16867.00
Hms Holdings Corp              com              40425j101     2380 222060.00SH       SOLE                221745.00
Hollis-Eden Pharm.             com              435902101      734 153304.00SH       SOLE                153054.00
Hooker Furniture Corp          com              439038100     3060 182470.00SH       SOLE                138370.00          44100.00
Hudson Highland Group Inc      com              443792106     1048 97102.00 SH       SOLE                 96967.00
I-Many, Inc.                   com              44973q103     4038 1682569.00SH      SOLE               1680194.00
Ico Inc                        com              449293109     6388 1298285.00SH      SOLE               1124035.00         173700.00
Indevus Pharmaceuticals        com              454072109      754 137900.00SH       SOLE                137675.00
International Bus Mach Com     com              459200101      797 10379.00 SH       SOLE                 10379.00
Jarden Corp                    com              471109108     2979 97825.00 SH       SOLE                 75425.00          22400.00
Jos A Bank Clothiers Inc       com              480838101     1387 57875.00 SH       SOLE                 57775.00
Lesco, Inc                     com              526872106     4429 285005.00SH       SOLE                230105.00          54900.00
Ltx Corp                       com              502392103      876 124895.00SH       SOLE                124695.00





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Magnetek Inc.                  com              559424106     5416 2005835.00SH      SOLE               1622070.00         383600.00
Material Sciences Corp         com              576674105     5096 564300.00SH       SOLE                465960.00          97700.00
Maxwell Technologies           com              577767106     1221 62190.00 SH       SOLE                 62090.00
Mckesson Hboc Inc              com              58155Q103      722 15275.00 SH       SOLE                 15275.00
Measurement Specialties        com              583421102     1229 55195.00 SH       SOLE                 55110.00
Mentor Graphics                com              587200106     1566 120670.00SH       SOLE                120495.00
Merck & Co. Inc                com              589331107      296  8124.00 SH       SOLE                  8124.00
Mocon Inc                      com              607494101      859 90500.00 SH       SOLE                 90500.00
Moldflow Corporation           com              608507109     1000 85379.00 SH       SOLE                 85239.00
Motorola Inc                   com              620076109      519 25775.00 SH       SOLE                 25775.00
Mti Technology Corp            com              553903105      500 420285.00SH       SOLE                419595.00
Nautilus Inc                   com              63910b102     1447 92091.63 SH       SOLE                 92091.63
Navigant International Inc     com              882904972     2577 160750.00SH       SOLE                160530.00
Neopharm Inc                   com              640919106      675 126555.00SH       SOLE                126405.00
Newpark Resources              com              651718504     3804 618525.00SH       SOLE                561450.00          55500.00
Nms Communications Corp        com              629248105     2107 582085.00SH       SOLE                581310.00
Nortel Networks New Com        com              656568102       29 12920.00 SH       SOLE                 12920.00
Novagold Resources Inc         com              66987e206     2238 174550.00SH       SOLE                135250.00          39300.00
Novavax                        com              670002104     4908 973833.00SH       SOLE                804783.00         168900.00
Olin Corp                      com              680665205     3345 186575.00SH       SOLE                141175.00          45400.00
Omnova Solutions Inc           com              682129101     2096 369030.00SH       SOLE                279830.00          89200.00
Parallell Petroleum Corp.      com              699157103     2630 106440.00SH       SOLE                106265.00
Pegasystems Inc                com              705573103     1079 168066.00SH       SOLE                167841.00
Pepsico Inc                    com              713448108      470  7830.00 SH       SOLE                  7830.00
Petrohawk Energy Corp          com              716495106     3965 314650.00SH       SOLE                239550.00          75100.00
Pfizer Inc                     com              717081103      463 19713.00 SH       SOLE                 19713.00
Photon Dynamics                com              719364101      778 62145.00 SH       SOLE                 62045.00
Plato Learning, Inc.           com              72764Y100     1021 164085.00SH       SOLE                163835.00
Pma Capital Corporation-Cl A   com              693419202     5747 557991.00SH       SOLE                487316.00          70300.00
Polyone Corp                   com              73179P106     5753 655285.00SH       SOLE                523885.00         131400.00
Praecis Pharmaceuticals Inc.   com              739421402       40 13155.00 SH       SOLE                 13155.00
Progessive Corp Ohio           com              743315103      409 15900.00 SH       SOLE                 15900.00
Progress Software              com              743312100     3210 137138.00SH       SOLE                136888.00
Proliance International Inc    com              74340r104     2466 533675.00SH       SOLE                390675.00         143000.00
Quadramed Corp                 com              74730w101      839 430400.00SH       SOLE                430400.00
Railpower Technologies Inc     com              750758104      188 87285.00 SH       SOLE                 87285.00
Russell Corp                   com              782352108      196 10775.00 SH       SOLE                 10775.00
Safenet Inc                    com              78645r107     1499 84605.00 SH       SOLE                 83835.00
Safeway Inc Com New            com              786514208      239  9200.00 SH       SOLE                  9200.00
Semitool Inc                   com              816909105     1404 155670.00SH       SOLE                155410.00
Shaw Group Inc Com             com              820280105     3714 133600.00SH       SOLE                133425.00
Sirna Therapeutics Inc         com              829669100     6483 1137390.00SH      SOLE                952360.00         184700.00
Softbrands Inc                 com              83402A107     3537 1911883.00SH      SOLE               1433141.00         478742.00
Sonus Networks Inc             com              835916107     2373 479475.00SH       SOLE                478850.00
Sterling Construction Co       com              859241101      255  9255.00 SH       SOLE                  9255.00
Steve Madden Ltd               com              556269108     2555 86268.12 SH       SOLE                 86158.12
Strategic Diagnostics Inc      com              862700101      770 261820.00SH       SOLE                261495.00
Sunopta Inc.                   com              8676ep108     4196 452150.00SH       SOLE                449730.00
Sunterra Corp                  com              86787d208     6850 668975.00SH       SOLE                560285.00         108400.00
Sycamore Networks Inc Com      com              871206108     1596 393220.00SH       SOLE                392670.00
Synovis Life Technologies Inc  com              87162G105      607 61755.00 SH       SOLE                 61655.00
Sypris Solutions Inc.          com              871655106     1194 126317.39SH       SOLE                126142.39
Technitrol Inc.                com              878555101     3844 166058.65SH       SOLE                140593.65          25400.00
Teletech Holdings, Inc         com              879939106     1916 151365.00SH       SOLE                151125.00
Tempur-Pedic International Inc com              88023u101     4656 344660.00SH       SOLE                298915.00          45500.00
The Benefits Group(pp)         com              081990350        0 16666.00 SH       SOLE                 16666.00
The Hanover Group              com              410867105     4009 84475.00 SH       SOLE                 68475.00          16000.00
U.S. Physical Therapy          com              90337l108     2271 155113.00SH       SOLE                154048.00
United Stationers Inc          com              913004107     3407 69075.00 SH       SOLE                 52275.00          16800.00
Usi Holdings Corp              com              90333H101     5131 382655.00SH       SOLE                323335.00          59100.00
Varian Semiconductor Equipment com              922207105     5329 163425.00SH       SOLE                163225.00
Vicor                          com              925815102     2005 120987.99SH       SOLE                120797.99
Vivus Inc                      com              928551100     1437 373270.00SH       SOLE                372655.00
Wells Fargo                    com              949746101     1090 16245.00 SH       SOLE                 16245.00
Westaff Inc.                   com              957070105     3644 859466.00SH       SOLE                645850.00         213616.00
Williams Control Inc           com              969465608      603 50200.00 SH       SOLE                 50200.00
Woodhead Industries Inc.       com              979438108      733 38287.46 SH       SOLE                 38222.46
Xerox Corp                     com              984121103      200 14345.00 SH       SOLE                 14345.00